Loss per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Zero coupon convertible senior notes due 2012	Dec. 31, 2012 Senior secured convertible notes	Dec. 31, 2014 Stock options and restricted shares	Dec. 31, 2013 Stock options and restricted shares	Dec. 31, 2012 Stock options and restricted shares
Potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share
Shares issuable					26,441	176,460	211,358	5,169,567	5,349,942
Numerator:
Net loss attributable to Yingli Green Energy	$ (209,491)	(1,299,809)	(1,944,425)	(3,064,412)
Denominator:
Weighted average ordinary shares outstanding (in shares)	173,613,085,000	173,613,085,000	15,661,791,000	156,425,307,000
Basic and diluted loss per share (in CNY and dollars per share)	$ (1.21)	(7.49)	(12.41)	(19.59)